Sarah R. Crespi
State Street
1 Lincoln Street
Mail Stop SFC0805
Boston, MA 02111
Tel +1 617 662 2641
Sarah.Crespi@StateStreet.com

July 30, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares U.S. Telecommunications ETF, each dated July 30, 2021, does not differ from those contained in Post-Effective Amendment No. 2,484 to the Trust’s Registration Statement on Form N-1A, filed electronically on July 27, 2021.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.